Deposits	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Deposits
Note 4: Deposits

	Payable on demand
(Canadian $ in millions)	Interest bearing	Non-interest bearing	Payable after notice	Payable on a fixed date (2)(3)	January 31, 2024	October 31, 2023
Deposits by:
Banks (1)	4,619	1,626	1,372	23,070	30,687	29,587
Business and government	62,401	40,936	182,402	285,494	571,233	575,957
Individuals	3,501	33,421	135,282	140,014	312,218	305,335
Total (4)	70,521	75,983	319,056	448,578	914,138	910,879
Booked in:
Canada	59,732	65,023	128,035	320,241	573,031	564,412
United States	10,663	10,943	188,885	90,236	300,727	301,064
Other countries	126	17	2,136	38,101	40,380	45,403
Total	70,521	75,983	319,056	448,578	914,138	910,879

(1)	Includes regulated and central banks.
(2)
Includes $66,496 million of senior unsecured debt as at January 31, 2024 subject to the Bank Recapitalization
(Bail-In)
regime ($63,925 million as at October 31, 2023). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(3)
Deposits totalling $31,584 million as at January 31, 2024 ($30,852 million as at October 31, 2023) can be early redeemed, either fully or partially, by customers without penalty. These are classified as payable on a fixed date, based on their remaining contractual maturities.

(4)
Includes $490,126 million of deposits denominated in U.S. dollars as at January 31, 2024 ($492,404 million as at October 31, 2023), and $49,903 million of deposits denominated in other foreign currencies ($55,705 million as at October 31, 2023).

 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).
The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at January 31, 2024	273,015	80,454	38,097	391,566
As at October 31, 2023	269,262	73,226	43,106	385,594
The following table presents the maturity schedule for deposits payable on a fixed date greater than one hundred thousand dollars, which are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at January 31, 2024	57,733	41,316	54,408	119,558	273,015
As at October 31, 2023	55,070	38,509	61,370	114,313	269,262